COMMITMENTS AND CONTINGENCIES (Antibodies Discovery Collaboration Agreement) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			6 Months Ended				0 Months Ended
	Jun. 25, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Long-Term Prepaid Expenses [Member]	Jun. 25, 2012 Long-Term Prepaid Expenses [Member]	Dec. 31, 2012 Other Accounts Receivables And Prepaid Expenses [Member]	Jun. 25, 2012 Other Accounts Receivables And Prepaid Expenses [Member]	Jun. 25, 2012 Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payment for access right to the Technology	$ 600					$ 400	$ 100	$ 150
Term of agreement	3 years
Potential additional fees to be paid upon achievement of milestone events									3,250
Research and development expense		$ 9,442	$ 6,778	$ 5,227	$ 109